Cover Page Document	Nov. 04, 2019
Cover page.
Entity Central Index Key	0001552797
Entity Address, Postal Zip Code	37027
Entity Registrant Name	DELEK LOGISTICS PARTNERS, LP
Title of 12(b) Security	Common Units Representing Limited Partnership Interests
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Nov. 04, 2019
Entity File Number	001-35721
Entity Tax Identification Number	45-5379027
Entity Address, Address Line One	7102 Commerce Way
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	615
Local Phone Number	771-6701
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	DKL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false